Consolidated Statement of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Operations
Product net sales	€ 14,753	€ 2
Collaboration revenues	470,093	478,051	€ 834,901
Total net revenues	484,846	478,053	834,901
Cost of sales	(1,629)
Research and development expenses	(491,707)	(523,667)	(420,090)
Sales and marketing expenses	(69,956)	(66,468)	(24,577)
General and administrative expenses	(140,899)	(118,757)	(72,382)
Other operating income	53,749	52,207	50,896
Operating income/loss (-)	(165,596)	(178,632)	368,748
Fair value re-measurement of share subscription agreement and warrants	2,960	3,034	(181,644)
Other financial income	70,548	18,667	21,389
Other financial expenses	(30,911)	(152,844)	(59,968)
Income/loss (-) before tax	(122,999)	(309,775)	148,525
Income taxes	(2,423)	(1,226)	165
Net income/loss (-) from continuing operations	(125,422)	(311,001)	148,689
Net income from discontinued operations, net of tax	22,191	5,565	1,156
Net income/loss (-)	(103,231)	(305,436)	149,845
Net income/loss (-) attributable to:
Owners of the parent	€ (103,231)	€ (305,436)	€ 149,845
Basic income/loss (-) per share	€ (1.58)	€ (4.69)	€ 2.60
Diluted income/loss (-) per share	(1.58)	(4.69)	2.49
Basic income/ loss (-) per share from continuing operations (in EUR per share)	(1.91)	(4.78)	2.58
Diluted income/ loss (-) per share from continuing operations (in EUR per share)	€ (1.91)	€ (4.78)	€ 2.47